VESSELS AND EQUIPMENT, NET (Table)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2017	2,398,654	(183,651)	2,215,003
Additions	44,562	—	44,562
Disposals	(16,170)	1,813	(14,357)
Transfer from newbuildings	253,581	—	253,581
Impairment loss	(1,080)	—	(1,080)
Depreciation	—	(91,253)	(91,253)
Balance at December 31, 2018	2,679,547	(273,091)	2,406,456
Additions	27,247	—	27,247
Disposals	—	—	—
Depreciation	—	(92,950)	(92,950)
Balance at December 31, 2019	2,706,794	(366,041)	2,340,753